Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

9.Inventories

At December 31, 2025 and December 31, 2024, inventories consisted of the following:

Inventories

in € K

	2025	2024

Finished goods	1,251,141	1,182,034
Healthcare supplies	413,453	417,475
Raw materials and purchased components	329,299	344,311
Work in process	146,878	124,102
Inventories	2,140,771	2,067,922

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €396,702 of materials, of which €246,754 is committed at December 31, 2025 for 2026 (€278,139 and €191,982, respectively, at December 31, 2024 for 2025). The terms of these agreements run 1 to 5 years. Further unconditional purchase agreements exist with an equity method investee of the Company. For further information on these agreements, see note 6.

Write-downs of inventories amounted to €135,005 and €116,358 for the years ended December 31, 2025 and 2024, respectively.